Quarterly Financial Data (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								6 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Jul. 23, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Operating revenues, net	$ 42,566	$ 53,221	$ 21,968	$ 8,109	$ 4,430	$ 5,401	$ 4,663	$ 2,975			$ 125,864	$ 17,469	$ 15,694
Operating income	(24,857)	20,491	8,236	2,244	547	2,114	2,033	432			6,114	5,126	5,308
Interest expense, net	31,201	(22,466)	24,171	6,580	1,552	1,963	1,378	1,374			84,418	6,267	5,702
Net loss	(62,387)	(1,521)	(13,143)	(3,374)	(206)	74	341	(491)	(70,711)	(9,714)	(80,425)	(282)	876
Net loss attributable to TerraForm Power, Inc. Class A common stockholders subsequent to initial public offering	(21,603)	(4,014)									(25,617)
Other Comprehensive Income	$ (2,391)	$ (3,648)	$ 573	$ 0					$ (5,466)		$ (5,466)	$ 0	$ 0
Weighted average Class A common shares outstanding - basic and diluted	31,505	27,066									29,602
Net earnings (loss) per weighted average Class A common share - basic and diluted ($ per share)	$ (0.69)	$ (0.15)									$ (0.87)